ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	6 Months Ended
Jun. 30, 2026
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
Infrastructure services
During the quarter, the conditions precedent to the sale of the Corporation’s offshore oil services operation were met for its floating production, storage and offloading (“FPSO”) operation to be presented as a disposal group held for sale. The Corporation completed the sale on July 20, 2026.
The major classes of assets and liabilities of the businesses classified as held for sale as at June 30, 2026 are shown in the table below. There were no significant assets or liabilities classified as held for sale as at December 31, 2025.

(US$ MILLIONS)	June 30, 2026
Cash and cash equivalents	$694
Accounts receivable and other	879
Property, plant and equipment	2,675
Assets classified as held for sale	$4,248

Accounts payable and other	$2,566
Non-recourse borrowings	1,135
Liabilities classified as held for sale	$3,701